RELATED PARTY TRANSACTIONS - Compensation Of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of related party transactions [Abstract]
Salaries and other short-term employee benefits	$ 6.5	$ 6.4
Post-employment benefits – defined benefit plans	2.5	1.9
Share-based payments expense	(8.8)	18.9
Key management personnel compensation	$ 0.2	$ 27.2